Cover	Dec. 22, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 22, 2021
Entity File Number	001-39642
Entity Registrant Name	KINS TECHNOLOGY GROUP INC.
Entity Central Index Key	0001820875
Entity Tax Identification Number	85-2104918
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Four Palo Alto Square
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	3000 El Camino Real
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94306
City Area Code	650
Local Phone Number	575-4456
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Rredeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-half of one redeemable warrant
Trading Symbol	KINZU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	KINZ
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	KINZW
Security Exchange Name	NASDAQ